INVESTMENTS - Market value of investees (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CTEEP
Associates
Shareholding (in percent)	36.04%
Market Value	R$ 6,521,147	R$ 5,389,526
CEMAR
Associates
Shareholding (in percent)	33.55%
Market Value	R$ 2,624,872	2,624,872
CEEE-GT
Associates
Shareholding (in percent)	32.59%
Market Value	R$ 1,634,744	1,268,004
EMAE
Associates
Shareholding (in percent)	40.62%
Market Value	R$ 1,087,136	532,395
CEEE-D
Associates
Shareholding (in percent)	32.59%
Market Value	R$ 316,343	R$ 315,467